Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]

Note 7 – Notes Payable

Notes Payable

In August 2016, INVO Bioscience converted a long time vendor’s outstanding accounts payable balance of $131,722 into a Promissory Note with a three year term that accrues interest at 5% per annum. The note provides for interest only payments on the first and second anniversaries of the note. The note is payable in full along with any outstanding accrued interest on August 9, 2019. The Company has the right to prepay the note at any time without a premium or penalty which it did in January 2019.  The interest on this note for the three months ended March 31, 2019 and 2018 were $489 and $1,647, respectively. The Note and all accrued interest was paid in full and as of March 31, 2019, the balance is $0.

2018 Convertible Notes Payable

In April and May 2018, the Company issued convertible notes (the “2018 Convertible Notes”) payable to investors’ in the aggregate principal amount of $895,000. The 2018 Convertible Notes accrue interest at the rate of 9% per annum which is paid in stock. 2018 Convertible Notes with an aggregate principal amount of $550,000 are due on January 30, 2021, and 2018 Convertible Notes with an aggregate principal amount of $345,000 are due on March 31, 2021. The notes are convertible into shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing. During the fourth quarter of 2018, three note holders converted their notes with a value of $200,000 into 1,055,415 shares of common stock.  During the three months ended March 31, 2019, a note holder converted principal and accrued interest of $50,000 and $3,723, respectively, into 268,615 shares of common stock.

The Company calculated a beneficial conversion feature of the 2018 Convertible Notes based on ASU 17-11 in the form of a discount of $895,000; $93,237 and $0 of this amount was amortized to interest expense during the three months ended March 31, 2019 and 2018, respectively, based on the three year term of the notes. $37,377 was also amortized for a note that was converted during the first quarter of 2019. In addition $14,870 and $0 of interest was expensed in the three months ended March 31, 2019 and 2018, respectively.

NOTE 6	CONVERTIBLE NOTES AND NOTES PAYABLE

Convertible Notes - Bridge Notes

During 2009, the Company issued senior secured convertible notes (“Bridge Notes”) payable to investors in the aggregate amount of $545,000.  The Bridge Notes carry interest rates ranging between 10-12% and were due in full one year from the date of issuance and are past due.  Both the Bridge Notes and the accrued interest thereon are convertible into Restricted Common Stock of the Company at a conversion price of $0.10 per share (the “Original Conversion Price”).  If the Company were to issue any new shares of common stock within 24 months of the date of the Bridge Notes at a price below the Original Conversion Price, then the conversion price of the Bridge Notes would be adjusted to reflect the new lower price.  In addition to the Bridge Notes, the Company issued warrants to purchase 5,750,000 shares of the Company’s Common Stock at a price of $0.20 per share as of the date of this filing. All the warrants have expired.  The Company valued the conversion feature of the Bridge Notes and the warrants issued via the Black-Scholes valuation method.  The total fair value calculated for the conversion feature was $1,473,710; $151,826 was allocated to discount on the Bridge Notes, and $1,341,884 was charged to operations.   The total fair value calculated for the warrants was $1,719,666; $393,174 was allocated to discount on the Bridge Notes, and $1,326,492 was charged to operations. The aggregate discount on the Bridge Notes for the conversion feature and the warrants was $545,000, and the aggregate amount charged to operations was $2,668,371 which was recorded as a derivative liability on the Company’s consolidated balance sheet.

From November 2009 through May 2015 $535,000 of the principal of the Bridge Notes were converted into shares of Restricted Common Stock.

In March 2017, the Company converted the last Bridge Note in the amount of $10,000 and accrued interest into shares of common stock. The Company negotiated this conversion at a price lower than the conversion price stated in the original Bridge Note documents because the Bridge Note was past due.  This conversion was treated as a restructure of debt on the Company’s financial statements for the six months ended June 30, 2017.  $10,000 of the Bridge Notes and accrued interest were converted into 341,000 shares of restricted common stock resulting in a loss on debt settlement in the amount of $40,869.

The principal balances of the Convertible Notes was $0 for both 2018 and 2017, respectively. The last note was converted in Q1 2017.  The related interest for the twelve months ended December 31, 2018 and 2017 was $0.

Notes Payable

In August 2016, INVO Bioscience converted a long time vendor’s outstanding accounts payable balance of $131,722 into a three (3) year 5% notes payable. The note provides for interest only payments on the first and second anniversaries of the note. The note is payable in full along with any outstanding accrued interest on the third anniversary. The Company has the right to prepay the note at any time without a premium or penalty.  The interest on this note for the years ended December 31, 2018 and 2017 was $6,586 and $9,586, respectively.

2018 Convertible Notes Payable

In April and May 2018, the Company issued convertible notes (the “2018 Convertible Notes”) payable to investors in the aggregate principal amount of $895,000. The 2018 Convertible Notes accrue interest at the rate of 9% per annum which is paid in stock. 2018 Convertible Notes with an aggregate principal amount of $550,000 are due on January 30, 2021, and 2018 Convertible Notes with an aggregate principal amount of $345,000 are due on March 31, 2021. The notes are convertible into shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing. During the fourth quarter of 2018, three note holders converted their notes with a value of $200,000 into 1,055,415 shares of common stock.

The Company calculated a beneficial conversion feature of the 2018 Convertible Notes based on ASU 17-11 in the form of a discount of $895,000; $366,126 of this amount was amortized to interest expense during the twelve months ended December 31, 2018, based on the three year term of the notes. In addition $53,564 of interest was expensed in the year ended December 31, 2018.